SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Accounts receivable	$ (70)	$ (11)	$ (520)
Inventory	78	153	(259)
Prepayments and other	(11)	(89)	185
Accounts payable and other	119	(322)	143
Changes in non-cash working capital, net	$ 116	$ (269)	$ (451)